SUBSEQUENT EVENTS - (Detail) (USD $)	12 Months Ended	0 Months Ended		1 Months Ended
	Dec. 31, 2014	Jul. 10, 2014	Feb. 10, 2015	Mar. 31, 2015
Subsequent Event [Line Items]
Number of shares granted, exercise price
World Union [Member]
Subsequent Event [Line Items]
Percentage of share capital subscribed in a private placement.		10.00%
Aggregate cash consideration for strategic cooperation agreement		$ 120,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared			$ 82,751,000
Number of shares granted				11,151,250
Number of shares granted, exercise price				$ 6.0
Service Vesting condition for awards				4 years
Share based awards expiration period				10 years
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of shares granted				2,230,250
Number of shares granted, exercise price				$ 30.0